Senior Unsecured Bonds (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of Senior Unsecured Bonds
The following table shows the breakdown of our senior unsecured bonds and total deferred financing costs as of December 31, 2025, and 2024:

Senior Unsecured Bonds	December 31, 2024	December 31, 2025
	(in thousands)
October 2024 Bond issuance	$100,000	$100,000
March 2025 Bond Tap issuance	—	40,000
Less deferred financing costs	(1,554)	(1,817)
Total bonds, net of deferred financing costs	$98,446	$138,183